Performance Management	Dec. 22, 2025
T. Rowe Price Asia Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market and aligns to the fund’s investment strategy (MSCI All Country Asia ex Japan Index Net). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.
Bar Chart [Heading]	Calender Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	21.04%	Worst Quarter	3/31/20	-18.39%
The fund’s return for the nine months ended 9/30/25 was 23.52%.
Year to Date Return, Label [Optional Text]	The fund’s return for the nine months ended
Bar Chart, Year to Date Return	23.52%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.04%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.39%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsPeriods ended December 31, 2024
Performance Table Narrative

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market and aligns to the fund’s investment strategy (MSCI All Country Asia ex Japan Index Net). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Explanation after Tax Higher	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance [Table]
Average Annual Total Returns
	Periods ended
	December 31, 2024

				Since	Inception
	1 Year	5 Years	10 Years	inception	date
Investor Class					05/21/2014
Returns before taxes	11.39%	1.34%	5.87%	—%
Returns after taxes on distributions	12.13	0.89	5.54	—
Returns after taxes on distributions and sale
of fund shares	7.53	1.18	4.81	—
I Class					03/06/2017
Returns before taxes	11.83	1.67	—	6.24
Advisor Class					05/21/2014
Returns before taxes	11.30	1.24	5.74	—

MSCI All Country Asia ex Japan Index Net (reflects no deduction for fees or expenses)

	11.96	2.57	4.54	5.25 [a]
Lipper Pacific Ex Japan Funds Average

	7.45	1.48	4.07	5.03 [b]

[a]	Return since 3/6/17.
[b]	Return since 2/28/17.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price China Evolution Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market and aligns to the fund’s investment strategy (MSCI China All Shares Index Net). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
CHINA EVOLUTION EQUITY FUND
Calendar Year Returns
Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	25.60%	Worst Quarter	3/31/22	-21.40%
The fund’s return for the nine months ended 9/30/25 was 32.84%.
Year to Date Return, Label [Optional Text]	The fund’s return for the nine months ended
Bar Chart, Year to Date Return	32.84%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	25.60%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(21.40%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2024
Performance Table Narrative

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market and aligns to the fund’s investment strategy (MSCI China All Shares Index Net). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Explanation after Tax Higher	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance [Table]
Average Annual Total Returns
	Periods ended
	December 31, 2024

			Since	Inception
	1 Year	5 Years	inception	date
Investor Class				12/10/2019
Returns before taxes	10.50%	2.87%	4.07%
Returns after taxes on distributions	10.17	2.13	3.33
Returns after taxes on distributions and sale
of fund shares	6.53	2.20	3.15
I Class				12/10/2019
Returns before taxes	10.95	3.27	4.46

MSCI China All Shares Index Net (reflects no deduction for fees or expenses)
	16.38	-1.78	-0.47 [a]
Lipper China Region Funds Average
	9.50	-1.83	-0.59 [b]

[a]	Return since 12/10/19.
[b]	Return since 11/30/19.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price Global Impact Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s I Class. Returns for other share classes vary since they have different expenses.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s I Class. Returns for other share classes vary since they have different expenses.The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market and aligns to the fund’s investment strategy (MSCI All Country World Index Net). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.
Bar Chart [Heading]	Calender Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	12/31/23	10.54%	Worst Quarter	6/30/22	-16.79%
The fund’s return for the nine months ended 9/30/25 was 8.03%.
Year to Date Return, Label [Optional Text]	The fund’s return for the nine months ended
Bar Chart, Year to Date Return	8.03%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.54%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.79%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2024
Performance Table Narrative

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market and aligns to the fund’s investment strategy (MSCI All Country World Index Net). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the I Class and will differ for other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Explanation after Tax Higher	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance [Table]
Average Annual Total Returns
	Periods ended
	December 31, 2024

		Since	Inception
	1 Year	inception	date
Investor Class			03/15/2021
Returns before taxes	5.30%	1.04%
Returns after taxes on distributions	5.30	1.00
Returns after taxes on distributions and sale
of fund shares	3.14	0.79
I Class			03/15/2021
Returns before taxes	5.53	1.17

MSCI All Country World Index Net (reflects no deduction for fees or expenses)
	17.49	7.65 [a]

Lipper Global Multi-Cap Core Funds Average
	13.18	5.40 [b]

[a]	Return since 3/15/21.

[b]	Return since 3/31/21.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the I Class and will differ for other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Table Closing [Text Block]	Updated performance information will be available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com